Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
8.	Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Machinery and equipment	1,047,461	1,051,887
Mold and tooling	938,611	939,637
Buildings	726,820	726,820
Vehicles	328,555	385,799
Construction in process	223,875	350,324
Leasehold improvements	216,923	218,094
Computer and electronic equipment	87,304	94,672
Charging infrastructure	45,835	46,123
Others	57,904	59,816

Sub-total	3,673,288	3,873,172

Less: Accumulated depreciation	(456,319)	(563,850)
Less: Impairment	(135,467)	(134,978)

Property, plant and equipment, net	3,081,502	3,174,344

The Group recorded depreciation expenses of RMB38,295 and RMB108,450 for the three months ended March 31, 2020 and 2021, respectively.
Vehicles represent the rides-qualified vehicles operated by the Group for the ride hailing services, certain vehicles under operating lease arrangement with customers and the vehicles used for the Group’s daily operation
.
Construction in progress primarily consists of the construction of manufacturing plant and mold, tooling, machinery and equipment related to the manufacturing of the Group’s vehicles. For the three months ended March 31, 2020 and 2021, the Group capitalized RMB19,818 and nil of interest, respectively. Subsidies for interest expenses capitalized received from government by the Group were recognized to reduce the interest expenses capitalized in the construction of Zhaoqing manufacturing plant. Subsidies for interest expenses received from government by the Group were recognized to reduce the interest expenses after completion of construction. In April 2020, the completed assets of Zhaoqing manufacturing plant were transferred to their respective assets classes.
The accumulated impairment loss were RMB135,467 and RMB134,978 as of December 31, 2020 and March 31, 2021, respectively, primarily due to the phasing out of G3 2019 model in 2019 and the upgrade of G3 2020 model in 2020.

8. Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2019	2020
Machinery and equipment	193,889	1,047,461
Mold and tooling	497,174	938,611
Buildings	—	726,820
Vehicles	230,328	328,555
Construction in process	2,236,775	223,875
Leasehold improvements	191,356	216,923
Computer and electronic equipment	54,044	87,304
Charging infrastructure	39,792	45,835
Others	27,770	57,904

Sub-total	3,471,128	3,673,288

Less: Accumulated depreciation	(161,991)	(456,319)
Less: Impairment charges	(79,185)	(135,467)

Property, plant and equipment, net	3,229,952	3,081,502

The Group recorded depreciation expenses of RMB53,527, RMB125,453 and RMB302,974 for the years ended December 31, 2018, 2019 and 2020, respectively.
Vehicles represent the rides-qualified vehicles operated by the Group for the ride hailing services, certain vehicles under operating lease arrangement with customers and the vehicles used for the Group’s daily operation.
Construction in progress primarily consists of the construction of Zhaoqing manufacturing plant and mold, tooling, machinery and equipment related to the manufacturing of the Group’s vehicles. During the years ended December 31, 2018, 2019 and 2020, the Group capitalized RMB1,907, RMB38,483 and RMB26,351 of interest, respectively. Subsidies for interest expenses capitalized received from government by the Group were recognized to reduce the interest expenses capitalized in the construction of Zhaoqing manufacturing plant. Subsidies for interest expenses received from government by the Group were recognized to reduce the interest expenses after completion of construction. In April 2020, the completed assets are transferred to their respective assets classes.
The accumulated impairment loss was RMB79,185 and RMB135,467 as of December 31, 2019 and 2020, primarily due to the phasing out of G3 2019 model in 2019 and upgrade of G3 2020 model in 2020.